Related Party Balances and Transactions - Schedule of Related Party (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Libra Sciences Limited (Note b)	$ 519,002		$ 522,192
Allowance for credit loss	(519,002)		(522,192)	$ (521,007)
Total				961
Amounts due to related parties, Current	79,395		79,644	79,180
Convertible notes to a related party — Current
Amounts due to related parties, Non-current				3,058,500
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Current	79,180		79,180	79,180
Convertible notes to a related party — Current
Interest expenses				71,123	$ 8,110
Ian Huen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Current	215		464
Jurchen Investment Corporation [Member]
Convertible notes to a related party — Current
Amounts due to related parties, Non-current	3,374,500		3,238,500
Interest expenses	$ 136,000	$ 136,000	$ 180,000	$ 58,500